OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other current assets

	December 31,
	2025	2024
Government authorities	$760	$454
Prepaid Expenses and Deposits	1,302	578
Short- Term Commission Assets	846	—
Advance for Income tax	899	—
other current assets	$3,807	$1,032